Additional information - Financial Statement Schedule I - Condensed statement of changes in equity (Details)	12 Months Ended
	Jun. 30, 2023 GBP (£)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 USD ($)
Balance at beginning of the year	£ 127,508,000		£ 272,512,000		£ 351,232,000
(Loss)/profit for the year	(28,678,000)		(115,510,000)		(92,216,000)
Total comprehensive loss for the year	(25,626,000)		(111,649,000)		(70,087,000)
Equity-settled share based payments	1,753,000		198,000		2,085,000
Dividends paid	0	$ 0	(33,553,000)	$ (44,010,000)	(10,718,000)	$ (14,665,000)
Balance at end of the year	103,950,000		127,508,000		272,512,000
Share capital
Balance at beginning of the year	53,000		53,000		53,000
Balance at end of the year	53,000		53,000		53,000
Share premium
Balance at beginning of the year	68,822,000		68,822,000		68,822,000
Balance at end of the year	68,822,000		68,822,000		68,822,000
Treasury shares
Balance at beginning of the year	(21,305,000)		(21,305,000)		(21,305,000)
Balance at end of the year	(21,305,000)		(21,305,000)		(21,305,000)
Retained (deficit)/earnings
Balance at beginning of the year	(170,042,000)		(13,652,000)		87,197,000
(Loss)/profit for the year	(28,678,000)		(115,510,000)		(92,216,000)
Total comprehensive loss for the year	(28,678,000)		(115,510,000)		(92,216,000)
Equity-settled share based payments	1,753,000		198,000		2,085,000
Dividends paid			(33,553,000)		(10,718,000)
Balance at end of the year	(196,652,000)		(170,042,000)		(13,652,000)
Parent
Balance at beginning of the year	305,679,000		309,683,000		311,852,000
(Loss)/profit for the year	(13,675,000)		29,351,000		6,464,000
Total comprehensive loss for the year	(13,675,000)		29,351,000		6,464,000
Equity-settled share based payments	1,753,000		198,000		2,085,000
Dividends paid			(33,553,000)		(10,718,000)
Balance at end of the year	293,757,000		305,679,000		309,683,000
Parent | Share capital
Balance at beginning of the year	53,000		53,000		53,000
Balance at end of the year	53,000		53,000		53,000
Parent | Share premium
Balance at beginning of the year	68,822,000		68,822,000		68,822,000
Balance at end of the year	68,822,000		68,822,000		68,822,000
Parent | Treasury shares
Balance at beginning of the year	(21,305,000)		(21,305,000)		(21,305,000)
Balance at end of the year	(21,305,000)		(21,305,000)		(21,305,000)
Parent | Retained (deficit)/earnings
Balance at beginning of the year	258,109,000		262,113,000		264,282,000
(Loss)/profit for the year	(13,675,000)		29,351,000		6,464,000
Total comprehensive loss for the year	(13,675,000)		29,351,000		6,464,000
Equity-settled share based payments	1,753,000		198,000		2,085,000
Dividends paid			(33,553,000)		(10,718,000)
Balance at end of the year	£ 246,187,000		£ 258,109,000		£ 262,113,000